Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2017	2016	2015
Consolidated Statements of Income:
Income tax expense/(benefit)	$131,892	$106,810	$10,941
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Net unrealized gains/(losses) on pension and other postretirement plans	(832)	(7,172)	(6,689)
Net unrealized gains/(losses) on securities available-for-sale	(2,955)	(12,810)	(9,445)
Net unrealized gains/(losses) on cash flow hedges	(3,163)	(780)	—
Share based compensation	—	(1,613)	(356)
Total	$124,942	$84,435	$(5,549)

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) for the years ended December 31, were as follows:

(Dollars in thousands)	2017	2016	2015
Current:
Federal	$10,012	$25,234	$(5,059)
State	879	1,803	(8,258)
Foreign	—	169	62
Deferred:
Federal	114,059	67,109	19,487
State	6,942	12,495	4,706
Foreign	—	—	3
Total	$131,892	$106,810	$10,941

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Statutory Federal Income Tax Rate To Income/(Loss) From Continuing Operations Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense follows:

(Dollars in thousands)	2017	2016	2015
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$108,105	$120,862	$37,889
Increase/(decrease) resulting from:
State income taxes	4,753	9,918	7
Bank-owned life insurance (“BOLI”)	(8,401)	(5,661)	(4,897)
401(k) – employee stock ownership plan (“ESOP”)	(904)	(824)	(714)
Tax-exempt interest	(7,890)	(7,098)	(6,507)
Non-deductible expenses	7,558	1,079	887
LIHTC credits and benefits, net of amortization	(5,327)	(6,165)	(7,239)
Other tax credits	(2,480)	(3,886)	(2,012)
Change in valuation allowance – DTA	(40,473)	(116)	(3,875)
Other changes in unrecognized tax benefits	46	616	(1,386)
Effect of Tax Act	82,027	—	—
Other	(5,122)	(1,915)	(1,212)
Total	$131,892	$106,810	$10,941

Net DTA Balances Related To Income Tax Carryforwards
As of December 31, 2017, FHN had net deferred tax asset balances related to federal and state income tax carryforwards of $126.8 million and $19.8 million, respectively, which will expire at various dates as follows:

(Dollars in thousands)	Expiration Dates	Net Deferred Tax Asset Balance
General business credits-federal	2031-2037	$64,835
Losses-federal	2027-2035	62,010
Net operating losses-states	2018-2022	1,092
Net operating losses-states	2023-2035	18,709

Schedule Of Deferred Tax Assets And Liabilities
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2017 and 2016 were as follows:

(Dollars in thousands)	2017	2016
Deferred tax assets:
Loss reserves	$91,390	$65,605
Employee benefits	50,404	83,074
Equity investments	28,547	—
Accrued expenses	16,052	16,767
Capital loss carryforwards	—	44,469
Credit carryforwards	64,835	80,048
Federal loss carryforwards	62,010	175
State loss carryforwards	19,801	19,438
Investment in debt securities (ASC 320) (a)	8,811	10,693
Other	11,512	17,340
Gross deferred tax assets	353,362	337,609
Valuation allowance	(147)	(40,593)
Deferred tax assets after valuation allowance	$353,215	$297,016
Deferred tax liabilities:
Depreciation and amortization	43,040	36,347
Equity investments	—	12,196
Other intangible assets	55,923	37,596
Prepaid expenses	9,255	11,150
Real estate investment trust income	22,576	—
Other	602	114
Gross deferred tax liabilities	131,396	97,403
Net deferred tax assets	$221,819	$199,613
Certain previously reported amounts have been reclassified to agree with current presentation.
(a) Tax effects of unrealized gains and losses are tracked on a security-by-security basis.

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2015	$3,673
Increases related to prior year tax positions	951
Increases related to current year tax positions	27
Settlements	(407)
Balance at December 31, 2016	$4,244
Increases related to prior year tax positions	33
Increases related to current year tax positions	174
Lapse of statutes	(180)
Balance at December 31, 2017	$4,271